Pension and Other Postretirement Benefits, General information regarding various existing and terminated plans (Details) (Pension Plan [Member])	Dec. 31, 2012
US Plans [Member]
Defined Benefit Plan Actual Return on Plan Assets [Abstract]
Actual return on plan assets (in hundredths)	12.82%
Non-US Plans [Member]
Defined Benefit Plan Actual Return on Plan Assets [Abstract]
Actual return on plan assets (in hundredths)	7.63%